Submission	Sep. 30, 2024
Submission [Line Items]
Central Index Key	0000732712
Registrant Name	VERIZON COMMUNICATIONS INC.
Registration File Number	333-267245
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES